Restricted share units (Tables)	6 Months Ended
Feb. 28, 2023
Restricted Share Units
Disclosure of detailed information about restricted stock units outstanding

The Company’s outstanding RSUs are as follows:

Number
#

Balance, August 31, 2021	490,174
Granted	100,626
Vested	(91,635)
Cancelled	(26,520)
Balance, February 28, 2022	472,645

Balance, August 31, 2022	1,196,211
Granted	160,758
Vested	(118,433)
Cancelled	(23,294)
Balance, February 28, 2023	1,215,242